Jody M. Walker
                            Attorney At Law
                         7841 South Garfield Way
                        Centennial, Colorado 80122
Telephone: 303-850-7637                         Facsimile: 303-220-9902
                         jmwalker85@earthlink.net

April 15, 2005

Thomas A. Jones
Securities and Exchange Commission
450 5th Street N.W.
Washington, D.C. 20549

Re:   Pricester.com, Inc.
      Amendment 6 to Registration Statement on
      Form SB-2
      File No. 333-118993

Dear Mr. Lee:

Pursuant to the S.E.C. letter dated March 23, 2005, please note the following:

General
1.   The disclosure has been further clarified regarding the references
to Pricester Florida and Pricester Nevada.   Pricester Florida was
merged into Pricester Nevada and so is no longer in existence and not a 100% subsidiary of Pricester Nevada.

2. The disclosure in the filing has been updated, to the extent practical.

The following disclosure has been added regarding payments to Proby.

Joe Puentes, an officer and director of Pricester Nevada transferred 32,000 common shares held by him to Proby for services rendered from September 15, 2004 until February
15, 2005.

Cover Page
3. Item 501 of Regulation S-B states that the cross-reference to the risk factors section should be highlighted by prominent type or in another manner. Although the online version doesn't reflect it, each amendment has included this cross-reference in bold type as evidenced by the courtesy copies sent to the reviewers. No revisions have been made.

Prospectus Summary
4. The following disclosure has been added to the second paragraph under Operations.

Our products and services have been active since January
2004 and have generated revenue of $9,098 during year
2004.

5.   The pro-forma financial information has been removed.

Risk Factors
6. The following risk factor #24 has been added about potential future risks involving international sales.

24. If we expand to international markets, we would face increased risks that could have a negative effect on our financial condition.

To date, we have not yet planned our international growth because we have only limited experience in marketing and operating our products and services internationally. We believe that in light of substantial competition, we will need to eventually expand our operations to international markets in order to obtain market share effectively. Many foreign companies have a dominant market share in their territories. Furthermore, foreign providers of competing online services may have a substantial advantage over us in attracting users in their country due to more established branding in that country, greater knowledge with respect to the tastes and preferences of users residing in that country and/or their focus on a single market.

Our future international operations could be subject to increased risks.

In addition to uncertainty about our ability to generate revenues from future foreign operations and create our international presence, there are certain risks inherent in doing business on an international level, including:
   - trade barriers and unexpected changes in regulatory requirements;
   - difficulties in developing, staffing and simultaneously managing a large number of unique foreign operations as a result of distance, language and cultural differences;
   -  longer payment cycles;
   -  currency exchange rate fluctuations;
   -  political or social unrest or economic instability;
   -  import or export restrictions;
   -  seasonal reductions in business activity;
   -  risks related to government regulation; and
   -  potentially adverse tax consequences.

One or more of these factors could harm our future international operations and consequently, could harm our business, operating results, and financial condition.

7.   The following discussion has been added under Business -
Insurance.

Insurance.   We have not obtained any insurance to cover
potential risks and liabilities.

Our intellectual property rights are valuable
8.   The following sentences have been added to the risk factor.

To date, we do not have any patents issued. We have one patent application pending.

Our success in the Internet marketplace will depend on technical issues
9.   The following disclosure has been added.

Service interruptions and delays.   Our service
interruptions and delays have been due to limited
hardware and software resources.  These equipment
failures have resulted in delays for approximately 30
minutes each time.  These delays have occurred on two
separate occasions.    We have added additional
developmental servers for testing beta version
enhancements.   We have also added a database server with
more capacity to handle the growing number of search queries on the site.

In order to decrease the down time, we have added redundancy equipment to our network which provides alternative equipment to used in the event of hardware failure. This equipment includes multiple server, raid drives (multiple hard drives) and rotational backups of our system and services.

We may not be successful in expanding the number
10. The following disclosure has been added to the "Business section".

In order to successfully expand our number of users of our electronic commerce services, we must employ significant monetary resources to the consistent development of applications and innovative tools to assist the buyers and sellers experience. We estimate we will spend approximately $50,000 for the first year with yet to be determined increased amounts for subsequent years.

If we are unable to hire qualified personnel in designated growth areas
11. The first sentence of the risk factor body has been revised as follows:

We expect that we will need to hire additional personnel in designated growth areas such as design, technical support and application development.

The successful completion of our business depends on
12. The following disclosure has been added in the Business section.

Third Party Providers.   We entered into a written agreement
with CI Host.com, a service provider that provides us the
hardware and software to run the pricester.com portal.   We
have a 12 month lease started as of May 25, 2004.   Our monthly
lease is $509.00.

On July 12, 2004, we entered into a written agreement with Professional Microsystems Incorporated D/B/A as Xcent for the
development of our web based applications.   This current
development project phase will be completed on or approximately April 21, 2005. The balance of this contract is $6,131.25. Pricester Nevada may terminate any open work order by written notice to Xcent. Xcent will be reimbursed for costs expended to date and other costs resulting from the termination. We may also terminate the agreement for default if Xcent becomes involved in bankruptcy or other legal proceedings that in our opinion interferes with the performance of services or if Xcent fails to perform under the agreement and does not cure within ten days after receipt of written notice from Pricester Nevada.

On June 11, 2004, we entered into a written agreement with World Choice Travel whereby World Choice granted Pricester Nevada a non-transferable, non-exclusive, limited, revocable right and license to publicly display the link for our members
to a web site hosted by World Choice.   There are no specific
termination terms to the agreement. World Choice will pay commissions based on a varying percentage commission structure ranging from 2.5% to 5% per sale or set commissions ranging from $5.00 to $7.50 to Pricester Nevada for each sale of a product or service made by our members through World Choice's Reservation Services.

Technological or other assaults on our service
13.   The risk factor has been divided into two separate risk factors.


18. Technological or other assaults on our service could harm our business.

We are vulnerable to coordinated attempts to overload our systems with data, resulting in denial or reduction of service to some or all of our users for a period of time.
Any such event could reduce our revenue and harm our operating results and financial condition.

19. Terrorist attacks and the recent hostilities in Iraq have contributed to economic instability in the United States and internationally, which could lead to reduced transactions by our vendors.

On September 11, 2001, the United States was the target of terrorist attacks of unprecedented scope, and in March
2003, the United States became involved in hostilities with Iraq. These events, coupled with political instability elsewhere in the world have caused volatility in the financial markets and uncertainty in the global economy. Under these circumstances, there is a risk that our existing and potential customers may decrease spending, particularly for marketing services. Because marketing services continue to constitute a majority of our revenues, any such decrease in expenditures could materially and adversely affect our operating results and financial condition. In addition, the political and economic conditions described above may contribute to increased volatility in stock prices, which may cause our stock price to decline.

Business
14. Disclosure regarding the reasons for the level of revenue has been added as follows:

Pricester.com has yet to generate substantial revenue because our Pricester primary marketing objective is to build a large gathering of web based vendors, traditional brick and mortar small businesses, and established national retailers, to offer a diverse and extensive variety of goods and services. Once this extensive array of product offerings is fully realized, and the thousands of vendors are in place ready to open their doors to the public, Pricester will follow up with the implementation of marketing strategies designed to bring the buyers and the sellers together.
15. The discussion has been expanded to discuss our relationship with Xcent and World Choice Travel as discussed in the response to comment 12 above.

16. The supplemental response has been added to the discussion regarding Revenue Streams

To date, Pricester has focused on bringing vendors
(members) to populate the site in order that consumers
can visit a populated community.   Once the site has been
populated to sufficient degree, Pricester intends to
promote the site to the consumers.    We intend to track
revenues by category if our revenues increase.   Our
revenues have been generated by approximately 45
Pricester Complete sales.   To date, no marketing funds
have been expensed to bring consumers to the site.   We
estimate this will start in the second half of the 2005.

17.   The following language has been added under "Revenue Streams".

We intend to track revenues by category if our revenues increase.
Our revenues have been generated by approximately 45 Pricester
Complete sales.

The following summary has been revised to include the additional products and services requested.

Products and Services      Status             Fees                           Launched
------------------------------------------------------------------------------------
Pricester Website          Active              $0                            Jan 2004
Store                      Active    $0 listing fee - 1-4% transaction fee   Jan 2004
Barter                     Active    $0 listing fee - 1-4% transaction fee   Jan 2004
Auction                    Active    $0 listing fee - 1-4% transaction fee   Jan 2004
Reverse Auction            Active    $0 listing fee - 1-4% transaction fee   Jan 2004
Wanted                     Active             $0                             Jan 2004
Request for Quote          Active    $0 listing fee - 1-4% transaction fee   Jan 2004
Zip code search            Active              $0                            Jan 2004
Personal Website        In development         $0                            Unknown
Pricester Chat             Active              $0                            Jan 2004
Pricester Complete         Active            $199                            Aug 2004
Pricester Travel           Active   Fees charged by World Choice Travel         -
Affiliates Program         Active              $0                            Jan 2004
Pricester Tools Payment
   System                  Active              $0                            Jan 2004
Pricester Search Engine    Active              $0                            Jan 2004
Wizard                     Active              $0                            Jan 2004
Pricester Community        Active              $0                            Jan 2004
Lead Generation Program  In development      Not yet determined               Unknown
Bold Listings              Active             $.50 per item                   Jan 2004
Highlight Option           Active             $1.00 per item                  Jan 2004
Special Icon               Active             $.50 per item                   Jan 2004
Featured Listing           Active             $1.00 per item                  Jan 2004
Premiere Listing           Active             $5.00 per item                  Jan 2004
Category Banners           Active             $50.00 per month                Jan 2004
Specialty Stores    future development        Not yet determined               Unknown

18.  The disclosures have been reconciled.

Management's Discussion and Analysis of Financial Condition and Results of Operations
19. The following disclosure has been added regarding the business purpose.
The business purpose of this transaction and other arrangements related to this transaction was to assist
Pricester Florida in becoming a public company as management of both entities were of the opinion that by doing so there would be additional avenues of investments open to raise funds for future financial needs.

Capital and Source of Liquidity
20.   As previously stated, Pricester's current monthly expenses are
approximately $34,000.   Our monthly projected expenses of $69,052 are
based on Pricester.com selling Pricester Complete websites, and at that time we will gradually hire more designers and management personnel as the revenue flow increase proportionately with the sales of Pricester
Completes.   Pricester.com feels that we should soon start selling
Pricester Complete's through our TV PI operation and revenues should start to increase substantially over the next 6 month period. Pricester.com will finance their monthly expenses with loans from stock holders and or officers until Pricester.com can reach a profitable status. Pricester.com will also plan to raise any needed capital from the sale of private or public stock as needed to finance or expand our operations.

Results of Operations
21. The following disclosure has been added to quantify the factors that resulted in the increase in the operating expenses in 2004.

advertising of $26,937, software maintenance of $24,324, hiring of staff of $59,298 and those necessary to conduct this offering such as legal and professional expense of $15,469 and consulting fees of $30,400.

The statement that the compensation of officers and directors is not expected has been clarified as follows:

These increases in officers' and directors' compensation through
the issuance of stock are not expected to continue.   Future
payments to officers' and directors, if any, will be made in cash as much as possible.

Plan of Operations
22.   The discussion regarding PI has been expanded.

Our current PI fee structure is as follows: $79.98 per sale
generated by the network agency.   Leads that are closed after
the initial phone call are paid at $29.98 to the network agency and $50.00 to the salesperson who closes the sale.

23.   The status of the marketing activities has been disclosed.

Current status of marketing activities.   Our marketing
plans were postponed because of a delay in the production
of our media campaign. As of this date we have
successfully developed a 30 minute infomercial and a 2
minute commercial.   We expect the first PI airing to
commence in early April 2005.


24.   The basis of the project has been provided as follows:

Assumptions:

The following expenses we anticipate will remain static over the next 12 months.
   -   Payroll and Taxes
-   Rent
-   Electric
-   Telecommunications
-   Ongoing software development
-   Network Maintenance
-   Internet Marketing
-   Public Relations

-   Travel & Entertainment
-   Accounting Services
-   Advertising
-   Legal Fees
-   Office Supplies

We feel with the projected expenses we can support the office management, customer and technical support departments over the next year.

The following expenses will increase due to growth in sales:
   - Additional Designers: The company anticipates adding one additional designer in May, September October and in December.
   - Additional Program Managers: The company anticipates adding one additional Program Manager in the September and in December.
   - PI (Per Inquiry) Deal (TV, Radio, Newspapers, and Magazines) commissions. Commissions will increase as sales grow in this area.
Sales commissions generated by sales persons: Commissions will increase as sales grow in this area.
- Postage: We expect an increase at the end of year for postage.

Pricester.com plans to contract 100 sales people over the next 12 months. These sales people are on a commission basis only.
Pricester.com will also secure PI (Per Inquiry) deals with TV, Radio, Newspapers and Magazines. These deals do not require commission payments unless they generate sales.

Milestone 1: April 2005, Pricester.com starts national TV & Radio PI deals and national sales force is in place and generating revenues. We expect with the additional brand awareness from the infomercial and radio ads plus Internet marketing more general traffic will reach the site and sales will be generated increasing transaction fees to $1,180.00.

Milestone 2: November 2005, Pricester.com reaches 29,000 members and 10,100 stores / websites. Sales persons now reach 180 sales per month and our PI deals reach 90 sales per month. Transaction fees increase to $2,020.00 a month. The most important note is that we begin to turn a profit starting this month. We project revenues exceed expenses.

Milestone 3: January 2005, Based upon the additional advertising and public awareness we project 40,000 members and 11,400 stores
/ websites. At which time we will be generating revenue of $72,813,84 with expenses at $69,052.18.

Executive Compensation
25. The summary compensation table has been revised for consistency. The disclosure required by Item 402(c) and (d) of Regulation S-B have
been provided.   The disclosure required by Item 402(e) of Regulation
S-B is not applicable and has not been added.

Plan of Distribution and Selling Stockholders
26.   The disclosure has been revised for accuracy.

27. The position, office or other material relationship within the past three years has been disclosed.

Changes in and Disagreements with Accountants
28. The disclosure has been revised to reference the correct section of Item 304 of Regulation S-B.

Business Advantage #22, Inc. Financial Statements and Note to Financial Statements as of and for year ended December 31, 2004 and 2003

Condensed Financial Statements
29. The word "condensed" has been deleted from the financial statements.

Note 1.  Summary of Significant Accounting Policies
30. The disclosure has been revised to accurately reflect the valuation allowance as of December 31, 2004.

Note 2.  Stockholder's Equity
31.   The footnote has been updated.

Pricester.com, Inc. - Financial Statements and Notes to Financial
Statements as of and for the year ended December 31, 2004 and 2003

Condensed Financial Statements
32. The word "condensed" has been deleted from the financial statements.

Condensed Balance Sheet
33.  The par value has been revised for accuracy.

Notes to Condensed Financial Statements
Note 11. Subsequent Event - Merger
34. The footnotes on both companies have been revised to note a recapitalization.

Note 14. Common Stock Options
35.   The note has been expanded as required.

Pricester.com, Inc. - Pro-Forma Financial Statements
General
36. The pro-forma financial statements along with any reference to them throughout the filing have been removed.

Part II
Item 27. Exhibits
37. An updated Exhibit 16 has been filed that reflects the filing date of March 9, 2005, the filing date of amendment 5 to Form S-B as requested.

Exhibit 5. Legality Opinion.
38.  The offering only covers the 3,214,620 common shares to be sold on
behalf of the selling shareholders.   No new shares shall be issued
pursuant to the registration statement.   As such, only the number of
shares that are being registered and sold have been clarified. The opinion has been revised and re-filed as an exhibit.

Thank you for your time and consideration in this matter.   Please do
not hesitate to contact me if you require any further information or documentation regarding the above.


Very truly yours,

Jody M. Walker, Attorney At Law